SEGMENTED INFORMATION - Geographic (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SEGMENTED INFORMATION
Total revenues from mining operations	$ 6,626,909	$ 5,741,162
Total non-current assets	26,493,797	21,314,749
Canada
SEGMENTED INFORMATION
Total revenues from mining operations	5,261,363	4,348,597
Total non-current assets	23,049,670	18,068,878
Australia
SEGMENTED INFORMATION
Total revenues from mining operations	552,468	645,371
Total non-current assets	1,174,789	1,148,932
Mexico
SEGMENTED INFORMATION
Total revenues from mining operations	364,359	339,525
Total non-current assets	774,154	600,954
Finland
SEGMENTED INFORMATION
Total revenues from mining operations	448,719	407,669
Total non-current assets	1,471,378	1,469,917
Sweden
SEGMENTED INFORMATION
Total non-current assets	14,970	14,970
United states
SEGMENTED INFORMATION
Total non-current assets	$ 8,836	$ 11,098